Financial Investments - Summary of Financial Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Private securities [member]
Disclosure of financial assets [line items]
Borrowings, maturity	More than 90 days
Structured notes [member]
Disclosure of financial assets [line items]
Guarantee deposits	$ 83.2	$ 222.2
Investment of Guarantee deposits	$ 123.4
Structured notes maturity period	15-year
Fixed deposits [member]
Disclosure of financial assets [line items]
Borrowings, maturity	higher than 90 days
Financial institution and Brazilian Government [member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk	$ 1,103.7	$ 855.1